Cover Page	Feb. 27, 2020
Document Information [Line Items]
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Feb. 27, 2020
Amendment Flag	false
Entity File Number	1-12252
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Entity Incorporation, State or Country Code	MD
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value (Equity Residential)
Trading Symbol	EQR
Security Exchange Name	NYSE
ERPOP [Member]
Document Information [Line Items]
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Document Type	8-K
Document Period End Date	Feb. 27, 2020
Entity File Number	0-24920
Entity Tax Identification Number	36-3894853
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Incorporation, State or Country Code	IL
Title of 12(b) Security	7.57% Notes due August 15, 2026 (ERP Operating Limited Partnership)
No Trading Symbol Flag	true
Security Exchange Name	NYSE